Restructuring and Related Charges (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Restructuring accrual
Non-current	$ 4.0	$ 4.4
Other lease exit costs
Non-current	$ 3.7	$ 5.0